Derivative Financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of financial Asset fair value

	Fair value using valuation technique	Day 1 (profit)/loss	Net carrying amount	Net changes in fair value recognized in profit or loss
	HK$	HK$	HK$	HK$
At December 31, 2020	1,036,169,019	(12,266,453)	1,023,902,566	—
Recognized in profit and loss prior to contract renegotiation on March 31, 2021
—Changes in fair value	(12,266,453)	—	(12,266,453)	(12,266,453)
—Recognition of day 1 profit or loss	—	12,266,453	12,266,453	12,266,453

At March 31, 2021	1,023,902,566	—	1,023,902,566	—
Contract renegotiation on March 31, 2021	(1,678,713)	1,678,713	—	—

At March 31, 2021	1,022,223,853	1,678,713	1,023,902,566	—
Recognized in profit and loss prior to contract renegotiation on June 30, 2021
—Changes in fair value	(34,326,652)	—	(34,326,652)	(34,326,652)
—Recognition of day 1 profit or loss	—	(1,678,713)	(1,678,713)	(1,678,713)

At June 30, 2021	987,897,201	—	987,897,201	(36,005,365)
Contract renegotiation on June 30, 2021	2,956,755	(2,956,755)	—	—

At June 30, 2021	990,853,956	(2,956,755)	987,897,201	(36,005,365)
Recognized in profit and loss prior to contract renegotiation on September 30, 2021
—Changes in fair value	89,306,993	—	89,306,993	89,306,993
—Recognition of day 1 profit or loss	—	2,956,755	2,956,755	2,956,755

At September 30, 2021	1,080,160,949	—	1,080,160,949	56,258,383
Contract renegotiation on September 30, 2021	1,046,618	(1,046,618)	—	—

At September 30, 2021	1,081,207,567	(1,046,618)	1,080,160,949	56,258,383
Recognized in profit and loss prior to contract renegotiation on December 31, 2021
—Changes in fair value	(111,313,048)	—	(111,313,048)	(111,313,048)
—Recognition of day 1 profit or loss	—	1,046,618	1,046,618	1,046,618

At December 31, 2021	969,894,519	—	969,894,519	(54,008,047)
Contract renegotiation on December 31, 2021	(1,507,769)	1,507,769	—	—

At December 31, 2021	968,386,750	1,507,769	969,894,519	(54,008,047)

	Fair value using valuation technique	Day 1 (profit)/loss	Net carrying amount	Net changes in fair value recognized in profit or loss
	HK$	HK$	HK$	HK$
At December 31, 2021	968,386,750	1,507,769	969,894,519	—
Recognized in profit and loss prior to contract renegotiation on March 31, 2022
—Changes in fair value	201,787,611	—	201,787,611	201,787,611
—Recognition of day 1 profit or loss	—	(1,507,769)	(1,507,769)	(1,507,769)

At March 31, 2022	1,170,174,361	—	1,170,174,361	200,279,842
Contract renegotiation on March 31, 2022	42,824,157	(42,824,157)	—	—

At March 31, 2022	1,212,998,518	(42,824,157)	1,170,174,361	200,279,842
Recognized in profit and loss prior to contract renegotiation on June 30, 2022
—Changes in fair value	44,938,920	—	44,938,920	44,938,920
—Recognition of day 1 profit or loss	—	42,824,157	42,824,157	42,824,157

At June 30, 2022	1,257,937,438	—	1,257,937,438	288,042,919
Contract renegotiation on June 30, 2022	(9,371,394)	9,371,394	—	—

At June 30, 2022	1,248,566,044	9,371,394	1,257,937,438	288,042,919
Recognized in profit and loss prior to contract renegotiation on September 30, 2022
—Changes in fair value	83,632,460	—	83,632,460	83,632,460
—Recognition of day 1 profit or loss	—	(9,371,394)	(9,371,394)	(9,371,394)

At September 30, 2022	1,332,198,504	—	1,332,198,504	362,303,985
Contract renegotiation on September 30, 2022	(16,356,494)	16,356,494	—	—

At September 30, 2022	1,315,842,010	16,356,494	1,332,198,504	362,303,985
Recognized in profit and loss prior to contract renegotiation on December 31, 2022
—Changes in fair value	934,937	—	934,937	934,937
—Partial settlement	(15,306,985)	—	(15,306,985)	—
—Realized gain upon disposal	3,786,355	—	3,786,355	—
—Recognition of day 1 profit or loss	—	(16,356,494)	(16,356,494)	(16,356,494)

At December 31, 2022	1,305,256,317	—	1,305,256,317	346,882,428
Contract renegotiation on December 31, 2022	80,156	(80,156)	—	—

At December 31, 2022	1,305,336,473	(80,156)	1,305,256,317	346,882,428

Disclosure of detailed information about financial instruments [text block]

			As of December 31,
	Notes		2021	2022
			HK$	HK$
Upside Participation and Profit Distribution Agreements	(a	)	969,894,519	1,305,256,317
Future Settlement Contract	(b	)	—	137,877,845

			969,894,519	1,443,134,162